Financial Instruments (Schedule of Sensitivity Analysis of Equity) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Currency Risk Five Percentage Of Euro In Crease Equity [Member]
Disclosure of detailed information about financial instruments [line items]
Change in exchange rate of Increase (Decrease) of Equity	€ 155	€ 111
Currency Risk Five Percentage Of Euro Decrease Equity [Member]
Disclosure of detailed information about financial instruments [line items]
Change in exchange rate of Increase (Decrease) of Equity	(155)	(111)
5% in NIS Increase Equity [Member]
Disclosure of detailed information about financial instruments [line items]
Change in exchange rate of Increase (Decrease) of Equity	(963)	(1,098)
Currency Risk Five Percentage Of Nis Decrease Equity [Member]
Disclosure of detailed information about financial instruments [line items]
Change in exchange rate of Increase (Decrease) of Equity	€ 963	€ 1,098